BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND

AMENDMENT TO THE AMENDED AND RESTATED

CERTIFICATE OF DESIGNATION DATED JUNE 17, 2019

ESTABLISHING AND FIXING

THE RIGHTS AND PREFERENCES OF
VARIABLE RATE DEMAND PREFERRED SHARES
(THE “CERTIFICATE OF DESIGNATION”)

            The undersigned secretary of BlackRock MuniYield Pennsylvania Quality Fund (the “Trust”), a business trust organized and existing under the laws of the Commonwealth of Massachusetts, hereby certifies as follows:

1.         The Board of Trustees of the Trust has adopted resolutions to amend the Certificate of Designation as follows:

a.         The definition of “Applicable Base Rate” in the Definitions section of the Certificate of Designation is hereby deleted and replaced in its entirety with the following as of January 20, 2023:

“Applicable Base Rate” means (i) with respect to a Rate Period of fewer than forty-nine (49) days, the greater of (a) the SIFMA Municipal Swap Index and (b) SOFR plus 0.10%, and (ii) with respect to a Rate Period of forty-nine (49) or more days, SOFR plus 0.10%. If the Applicable Rate in respect of any Rate Period would otherwise be less than zero percent (0%), the Applicable Base Rate for such Rate Period will be deemed to be zero percent (0%).

            b.         The definition of “LIBOR Dealer” is hereby deleted in the Definitions section of the Certificate of Designation as of January 20, 2023.

            c.         The definition of “LIBOR Rate” is hereby deleted in the Definitions section of the Certificate of Designation as of January 20, 2023.

d.         The definition of “London Business Day” is hereby deleted in the Definitions section of the Certificate of Designation as of January 20, 2023.

e.         The definition of “Reference Banks” is hereby deleted in the Definitions section of the Certificate of Designation as of January 20, 2023.

f.          The definition of “Relevant Governmental Body” is hereby added in the Definitions section of the Certificate of Designation as of January 20, 2023:

“Relevant Governmental Body” means the Federal Reserve Board and/or the Federal Reserve Bank of New York, or a committee officially endorsed or convened by the Federal Reserve Board and/or the Federal Reserve Bank of New York.

g.         The definition of “SOFR” is hereby added in the Definitions section of the Certificate of Designation as of January 20, 2023:

“SOFR” with respect to any Business Day means the secured overnight financing rate published for such day by the Federal Reserve Bank of New York, as the administrator of the benchmark (or a successor administrator) on the Federal Reserve Bank of New York’s website (or any successor source) at approximately 8:00 a.m. (New York City time) on the immediately succeeding Business Day and, in each case, that has been selected or recommended by the Relevant Governmental Body.

h.         The definition of “Substitute LIBOR Dealer” is hereby deleted in the Definitions section of the Certificate of Designation as of January 20, 2023.

2.         Except as amended hereby, the Certificate of Designation remains in full force and effect.

3.         An original copy of this amendment shall be lodged with the records of the Trust and filed with the Secretary of State of the Commonwealth of Massachusetts and in such other places as may be required under the laws of Massachusetts or as the Trustees deem appropriate.

[Signature Page Follows]

            IN WITNESS WHEREOF, I have hereunto set my hand as of this 19th day of January, 2023.

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND

By: /s/ Jonathan Diorio
       Name:  Jonathan Diorio
       Title:    Vice President

ATTEST:

/s/ Janey Ahn
Name:   Janey Ahn
Title:     Secretary

[MPA Signature Page – Amendment to Certificate of Designation]